Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Common Shareholders' Equity (Deficit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax	$ (23,670)	$ (19,750)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	546,476	573,266	572,276
Net income applicable to common stock	106,754	129,180	130,812
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	83,084	109,430	130,812
Distributions to AES	(108,739)	(136,426)	(130,179)
Other	167	206	357
Ending Balance	520,988	546,476	573,266
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax	(23,670)	(19,750)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	546,476	573,266	572,276
Net income applicable to common stock	106,754	129,180	130,812
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	83,084	109,430	130,812
Distributions to AES	108,739	136,426	130,179
Other	167	206	357
Ending Balance	520,988	546,476	573,266
Paid In Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	590,784	597,824	597,467
Return of Capital	(1,985)	(7,246)	0
Other	167	206	357
Ending Balance	588,966	590,784	597,824
Paid In Capital [Member] | Parent Company [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	590,784	597,824	597,467
Return of Capital	(1,985)	(7,246)	0
Other	167	206	357
Ending Balance	588,966	590,784	597,824
AOCI Attributable to Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax	(23,670)	(19,750)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(19,750)
Ending Balance	(43,420)	(19,750)
AOCI Attributable to Parent [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax	(23,670)	(19,750)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(19,750)
Ending Balance	(43,420)	(19,750)
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(24,558)	(24,558)	(25,191)
Net income applicable to common stock	106,754	129,180	130,812
Distributions to AES	(106,754)	(129,180)	(130,179)
Ending Balance	(24,558)	(24,558)	(24,558)
Accumulated Deficit [Member] | Parent Company [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(24,558)	(24,558)	(25,191)
Net income applicable to common stock	106,754	129,180	130,812
Distributions to AES	106,754	129,180	130,179
Ending Balance	$ (24,558)	$ (24,558)	$ (24,558)